Cover	Feb. 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2024
Entity File Number	001-40209
Entity Registrant Name	Heliogen, Inc.
Entity Central Index Key	0001840292
Entity Tax Identification Number	85-4204953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	130 West Union Street
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	626
Local Phone Number	720-4530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common stock, $0.0001 par value per share
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	HLGN
Security Exchange Name	NYSE
Warrants, each 35 warrants exercisable for one share of common stock at an exercise price of $402.50 per share
Title of 12(b) Security	Warrants, each 35 warrants exercisable for one share of common stock at an exercise price of $402.50 per share
Trading Symbol	HLGN.W
Security Exchange Name	NYSE
Preferred Share Purchase Rights
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE